Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Summary of Future Minimum Lease Payments Under Capital Lease Arrangements and Sale-Leaseback Financings
The future minimum lease payments under capital lease arrangements and sale-leaseback financings as of June 30, 2021 are as follows (in millions):

For the years ending December 31:
Remaining 2021	73.5
2022	133.2
2023	124.6
2024	114.7
2025	116.7
Thereafter	2,286.0

Total minimum lease payments	2,848.7
Less: amount representing interest	(1,885.1)

Present value of net minimum lease payments	963.6
Less: current portion	(44.2)

Capital leases, net of current portion	$919.4

The future minimum lease payments under capital lease arrangements and sale-leaseback financings as of December 31, 2020 are as follows (in millions):

For the years ending:
2021	$146.2
2022	131.8
2023	123.2
2024	113.4
2025	115.9
Thereafter	2,294.8

Total minimum lease payments	2,925.3
Less: amount representing interest	(1,936.3)

Present value of net minimum lease payments	989.0
Less: current portion	(55.9)

Capital leases, net of current portion	$933.1

Summary of Future Minimum Lease Receipts and Payments Under Operating Leases
The future minimum lease receipts and payments under operating leases as of June 30, 2021 are as follows (in millions):

For the years ending December 31:	Lease receipts	Lease commitments (1)
Remaining 2021	$5.2	$30.3
2022	12.1	60.0
2023	12.2	58.7
2024	12.2	56.5
2025	12.3	48.9
Thereafter	22.3	311.7

Total minimum lease receipts / payments	$76.3	$566.1

(1)	Minimum lease payments have not been reduced by minimum sublease rentals of $49.5 million due in the future under non-cancelable subleases.

The future minimum lease receipts and payments under operating leases as of December 31, 2020 are as follows (in millions):

		Lease
For the years ending:	Lease receipts	commitments (1)
2021	$10.3	$60.6
2022	10.3	61.2
2023	10.3	60.1
2024	10.3	58.0
2025	10.3	48.6
Thereafter	13.8	298.2

Total minimum lease receipts / payments	$65.3	$586.7

(1)	Minimum lease payments have not been reduced by minimum sublease rentals of $53.6 million due in the future under non-cancelable subleases.